Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 24,002,323	$ 9,888,648
Accumulated depreciation	(4,312,336)	(1,044,416)
Net carrying value	19,689,987	8,844,232
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	21,969,345	8,866,157
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	121,077	100,921
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 1,911,901	$ 921,570